Intangible Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 16,900,000	$ 16,900,000
Accumulated Amortization	(12,284,747)	(10,557,893)
Effect of Foreign Currency Translation	1,281,656	1,132,529
Total	5,896,909 [1]	7,474,636	9,871,394
Acquired Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	8 years	8 years
Gross Carrying Amount	15,900,000	15,900,000
Accumulated Amortization	(11,607,664)	(9,974,597)
Effect of Foreign Currency Translation	1,281,656	1,132,529
Total	5,573,992	7,057,932
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	8 years	8 years
Gross Carrying Amount	1,000,000	1,000,000
Accumulated Amortization	(677,083)	(583,296)
Effect of Foreign Currency Translation
Total	$ 322,917	$ 416,704

[1]	(Unaudited)